Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 4,182	$ 8,260
Short-term bank deposits	14,071	7,180
Marketable securities	208	1,576
Accounts receivable, net:
Trade	1,803	2,134
Other	145	269
Prepaid expenses	124	273
Total current assets	20,533	19,692
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Severance pay fund	2,325	1,823
Deferred income taxes	184	127
Property and equipment, net of accumulated depreciation	175	159
Right-of-use assets, net of accumulated depreciation	1,463	1,775
Intangible assets, net of accumulated amortization	522	702
Goodwill	7,929	8,139
Total assets	33,131	32,417
Accounts payable and accruals:
Trade	839	1,278
Other	2,265	1,908
Current maturities of lease liabilities	376	346
Deferred revenues	2,155	2,113
Total current liabilities	5,635	5,645
Deferred revenues	154	85
Lease liabilities, net of current maturities	1,098	1,492
Accrued severance pay	2,361	1,865
Deferred income taxes	157	211
Total liabilities	9,405	9,298
SHAREHOLDERS’ EQUITY:
Issued: 21,660,010 shares at December 31, 2021 and 2020; Outstanding: 20,057,326 and 19,985,826 shares at December 31, 2021 and 2020, respectively	54	54
Additional paid-in capital	27,324	27,202
Accumulated other comprehensive loss	(836)	(522)
Accumulated deficit	(1,722)	(2,472)
Treasury shares - 1,602,684 and 1,674,184 shares at December 31, 2021 and 2020, respectively	(1,094)	(1,143)
Total shareholders’ equity	23,726	23,119
Total liabilities and shareholders’ equity	$ 33,131	$ 32,417